SUBORDINATED DEBTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Subordinated debt	R$ 57,458,927	R$ 50,337,854
Subordinated Debt Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		10,634
Subordinated Debts Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		277,420
Subordinated Debt Maturity Perpetual [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	18,620,251	14,722,748
Nominal amount	17,798,855
Original Term In Years 7 [Member] | Subordinated Debt Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		133,720
Original Term In Years 7 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	6,659,038	5,952,305
Nominal amount	3,871,906
Original Term In Years 7 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	640,590	566,936
Nominal amount	401,060
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,693,797	3,669,281
Nominal amount	3,328,102
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	1,193,335	1,066,237
Nominal amount	694,800
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	88,658	78,390
Nominal amount	55,437
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,365,783	2,976,339
Nominal amount	2,368,200
Original Term In Years 9 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	755,966	677,550
Nominal amount	362,212
Original Term In Years 9 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	163,973	146,531
Nominal amount	89,700
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	648,219	959,846
Nominal amount	178,937
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	523,757	472,023
Nominal amount	256,243
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	571,365	501,506
Nominal amount	196,196
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	505,316	451,350
Nominal amount	248,300
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	210,044	190,207
Nominal amount	134,500
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2031 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	11,319,069	9,973,583
Nominal amount	7,270,000
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2032 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	7,606,668	6,714,453
Nominal amount	5,378,500
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2033 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	626,578	557,446
Nominal amount	531,000
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	102,990	91,696
Nominal amount	47,046
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	4,337	4,133
Nominal amount	2,500
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	159,193	R$ 143,520
Nominal amount	R$ 74,764